Investment in associates	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investment in associates
Note 10 - Investment in associates
On June 19, 2023, Polestar entered into a strategic agreement with the technology company, Xingji Meizu, a limited liability company and subsidiary of DreamSmart Technology Pte. Ltd. ("DreamSmart"), to combine Polestar's design and performance capabilities with Xingji Meizu's software and consumer electronics expertise for the purpose of expanding the commercial operations and sale of Polestar vehicles in China. Xingji Meizu and DreamSmart are related parties. This agreement resulted in the establishment of Polestar Times Technology (Nanjing) Co., Ltd. ("Polestar Times Technology") which is not publicly listed and was accounted for by Polestar using the equity method. Polestar Times Technology selected Nanjing as its final province of registration in 2024.
On April 10, 2025, Polestar entered into an agreement with Xingji Meizu to terminate commercial operations of its investment in Polestar Times Technology and to transfer the distribution rights related to Polestar-branded vehicles in China back to Polestar. As part of the agreement, Polestar Times Technology will continue certain non-commercial operations while winding down commercial activities. Polestar Times Technology will take sole responsibility for settlement of any outstanding financial obligations and remaining liabilities against its business partners, suppliers, and external investors. The agreement also includes the transfer of certain assets from Polestar Times Technology back to Polestar on an arms-length terms in order for Polestar to resume exclusive control of commercial operations, including sales, customer service, and distribution activities, in China. As part of the termination of the commercial operations and in accordance with the original shareholder agreement, Polestar completed all remaining capital contributions in the total amount of $54,092 to Polestar Times Technology during 2025, and, as of December 31, 2025, Polestar had fulfilled all capital contribution commitments under the original strategic agreement in the total amount of $98.0 million. and maintains 46.2% ownership of Polestar Times Technology.
As of December 31, 2024, Polestar owned 46.2% of Polestar Times Technology and remaining 48.1% and 5.7% was owned by Xingji Meizu and the Nanjing Investor, respectively. Polestar and Xingji Meizu held 40% and 60%, respectively, of the voting interests in Polestar Times Technology by virtue of their board seats and associated rights.
In the event of the dissolution of Polestar Times Technology and if Polestar Times Technology's assets are insufficient to meet its debt obligations, shareholders who have not fully made their required capital contributions and other shareholders existing at the time of establishment of the company, may be held jointly responsible for the remaining debts, limited to the value of their unpaid contributions.
Transition services and corporate services
Polestar provided transition and corporate services to Polestar Times Technology in connection with its start-up and subsequent operations in China, including legal, finance, tax, human resources, and other administrative and support services. These services were governed by a Corporate Service Agreement ("SLA Agreement") signed on September 3, 2024, which provided for the continuation of certain services through July 31, 2025.
During the year ended December 31, 2025, Polestar recognized $1,130 in expenses associated with providing corporate services to Polestar Times Technology which are presented in other operating expense in the Consolidated Statement of Loss and Comprehensive Loss. During the year ended December 31, 2025, Polestar collected full outstanding consideration from Polestar Times Technology for services provided to Polestar Times Technology during the year ended December 31, 2024 and December 31, 2025, and recognized $15,499 in income which are presented in other operating income in the Consolidated Statement of Loss and Comprehensive Loss.
During the year ended December 31, 2024, Polestar collected consideration from Polestar Times Technology and recognized around $23,400 in income associated with transition and corporate services provided to Polestar Times Technology during the year ended December 31, 2023 which are presented in other operating income in the Consolidated Statement of Loss and Comprehensive Loss. Polestar also collected consideration from Polestar Times Technology and recognized $3,544 in income associated with corporate services provided to Polestar Times Technology during the year ended December 31, 2024.
Sales of vehicles
Polestar entered into vehicle sale and purchase agreements with Polestar Times Technology in prior years for the sale and delivery of Polestar vehicles. Due to Polestar Times Technology's limited liquidity, the probability of collecting consideration under these agreements was historically assessed as remote, accordingly, revenue was not recognized at the time of delivery and was recognized if and when payment was received. Title and physical possession of the vehicles were transferred to Polestar Times Technology upon delivery without encumbrance, resulting in full recognition of inventory costs in cost of sales in the Consolidated Statement of Loss and Comprehensive Loss; offset only by an adjustment for the equity method elimination of downstream sales.
During the year ended December 31, 2025, Polestar did not sell new vehicles to Polestar Times Technology. During the year ended December 31, 2025, Polestar collected full consideration from Polestar Times Technology for vehicles sold during the year ended December 31, 2024.
During the year ended December 31, 2025, the Group collected consideration and recognized revenue of $21,858 related to vehicles delivered during the year ended December 31, 2024. During the year ended December 31, 2024, the Group collected consideration and recognized revenue related to sales of vehicles for $69,478 of which $31,298 pertained to vehicles delivered during the year ended December 31, 2023 and $38,180 pertained to vehicles delivered during the year ended December 31, 2024. As of December 31, 2024, the Group remained unpaid for 416 vehicles delivered to Polestar Times Technology during the year ended December 31, 2024, totaling $15,981 of unrecognized revenue.
Brand licensing
On November 15, 2023, Polestar licensed the use of the Polestar branding to Polestar Times Technology for use in its commercial operations in China in exchange for an annual royalty equal to 2% of Polestar Times Technology's net revenue each year. For the year ended December 31, 2025, $1,200 royalty revenue was recognized from Polestar Times Technology. For the year ended December 31, 2024, no royalty revenue was recognized from Polestar Times Technology.
Sale of operating assets
On November 28, 2023, Polestar agreed to assign certain lease agreements and sell other related assets to Polestar Times Technology for their fair value of $8,159. These assets were ultimately transferred in September 2024 and November 2024. As of December 31, 2025, full payment has been received from Polestar Times Technology.
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2024	—
Investment in Polestar Times Technology	14,508
Elimination of effects of downstream sales	(9,538)
Recognized share of losses in Polestar Times Technology	(4,970)
Balance as of December 31, 2024	—
Investment in Polestar Times Technology	54,092
Elimination of effects of downstream sales	(4,947)
Recognized share of losses in Polestar Times Technology	(49,145)
Balance as of December 31, 2025	—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2024	(1,407)
Additional unrecognized share of losses in Polestar Technology	(64,581)
Unrecognized balance as of January 1, 2025	(65,988)
Recognized share of losses in Polestar Times Technology	49,145
Additional unrecognized share of losses in Polestar Technology	(9,180)
Unrecognized balance as of December 31, 2025	(26,023)
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment for years ended December 31, 2025 and 2024:
During the year ended December 31, 2025, Polestar did not make any additional investments.

	As of December 31,
	2025	2024
Polestar's percentage ownership interest	46.2%	46.2%
Non-current assets	—	46,918
Current assets	22,599	48,501
Non-current liabilities	—	(20,007)
Current liabilities	(47,020)	(175,538)
Net liabilities	(24,421)	(100,126)
Less: capital reserves	(30,156)	(30,156)
Less: share capital attributable to Xingji Meizu	49	(16,641)
Adjusted net liabilities	(54,528)	(146,923)
The Group's share of net liabilities	(25,192)	(67,878)
Elimination of effects of downstream sales in inventory	1,390	2,578
Elimination of effects of downstream sales in long-term assets	(1,971)	1,789
Unrecognized losses in Polestar Times Technology	26,024	64,581
Other reconciling items	(251)	(1,070)
Carrying amount of the Group's investment in Polestar Times Technology	—	—

	For the year ended December 31,
	2025	2024
Revenue	9,497	53,248
Net loss	(22,279)	(150,864)
Other comprehensive loss	2,408	320
Total comprehensive loss	(19,871)	(150,544)
The Group's share of losses in Polestar Times Technology	(9,180)	(69,551)